Analysis of Group statement of financial position by segment (Tables)	6 Months Ended
Jun. 30, 2019
Analysis of Group statement of financial position by segment
Schedule of financial position by segment

		30 Jun 2019 £m							2018 £m
					Before elimination of
					intra-group debtors
					and creditors		Elimination
							of intra-
				Unallocated		Discontinued	group
				to a segment	Total	UK and	debtors		31 Dec
				(central	continuing	Europe	and	Group	Group
		Asia	US	operations)	operations	operations	creditors	Total	Total
By operating segment	Note	C2.1	C2.2	note (i)		note (v)			note (v)
Assets
Goodwill	C5.1	510	—	—	510	—	—	510	1,857
Deferred acquisition costs and other intangible assets	C5.2	3,624	8,990	45	12,659	—	—	12,659	11,923
Reinsurers' share of insurance contract liabilitiesnote (ii)		3,621	6,527	3	10,151	—	—	10,151	11,144
Other assetsnote (iii)		4,319	3,908	2,525	10,752	—	(3,491)	7,261	11,459
Investment properties		5	6	—	11	—	—	11	17,925
Investment in joint ventures and associates accounted for using the equity method		1,030	—	—	1,030	—	—	1,030	1,733
Financial investments		93,476	203,898	2,155	299,529	—	—	299,529	429,901
Assets held for distribution	D2.2	—	—	—	—	221,126	(2,802)	218,324	—
Assets held for sale		—	—	—	—	—	—	—	10,578
Cash and cash equivalents		2,222	1,184	1,802	5,208	—	—	5,208	12,125
Total assets		108,807	224,513	6,530	339,850	221,126	(6,293)	554,683	508,645

Total equity		7,656	6,752	(2,993)	11,415	8,280	—	19,695	17,267
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.1(i)	84,077	202,152	47	286,276	—	(1,108)	285,168	409,301
Unallocated surplus of with-profits funds	C4.1(i)	3,034	—	—	3,034	—	(90)	2,944	15,845
Core structural borrowings of shareholder-financed businesses	C6.1	—	196	7,245	7,441	—	—	7,441	7,664
Operational borrowings attributable to shareholder-financed businesses	C6.2(i)	137	800	727	1,664	—	—	1,664	998
Borrowings attributable to with-profits businesses	C6.2(ii)	238	—	—	238	—	—	238	3,940
Other liabilitiesnote (iv)		13,665	14,613	1,504	29,782	—	(3,636)	26,146	43,062
Liabilities held for distribution	D2.2	—	—	—	—	212,846	(1,459)	211,387	—
Liabilities held for sale		—	—	—	—	—	—	—	10,568
Total liabilities		101,151	217,761	9,523	328,435	212,846	(6,293)	534,988	491,378
Total equity and liabilities		108,807	224,513	6,530	339,850	221,126	(6,293)	554,683	508,645

Notes

(i)	Unallocated to a segment includes central operations, the Group’s existing treasury company, Prudential Capital, and Africa operations as per note B1.3.
(ii)

Reinsurers’ share of contract liabilities of £10,151 million at 30 June 2019 includes the reinsurance ceded in respect of the acquired REALIC business by the Group’s US insurance operations. In addition to this REALIC reinsurance, the balances in 2018 also included the reinsurance of part of the UK shareholder-backed annuity portfolio.

(iii)

‘Other assets’ at 30 June 2019 included property, plant and equipment of £785 million relating to continuing operations (31 December 2018: £1,409 million, of which £378 million related to continuing operations). On 1 January 2019, £414 million of right-of-use assets was recognised for continuing operations upon adoption of IFRS 16 (see note A3). During the period, the Group made additions of £82 million for continuing operations of which £66 million relates to right-of-use assets.

Contained within ‘Other assets’ is premiums receivable of £564 million, of which 91 per cent are due within one year (31 December 2018: premiums receivable for total continuing and discontinued operations of £672 million, of which 73 per cent are due within one year.

(iv)

Within ’Other liabilities’ at 30 June 2019 is accruals, deferred income and other liabilities of £10,597 million for continuing operations (31 December 2018:  £15,248 million for continuing and discontinued operations), of which £6,722 million (31 December 2018: £9,968 million) are due within one year.

(v)

Assets and liabilities held for distribution relate to the Group’s UK and Europe operations classified as discontinued operations at 30 June 2019. A line-by-line analysis of assets and liabilities for the discontinued UK and Europe operations (before elimination of intra-group balances with continuing operations) is included in note D2.2). The 2018 comparative results for the assets and liabilities at 31 December 2018 are as published and not restated (as described in note A2).